Expense Example - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund - Fidelity SAI U.S. Low Volatility Index Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141